Geographic information - Summary of Revenue by Geographical Region Based on the Location of Service Performance (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,968,599	¥ 35,593,055	¥ 45,976,421	¥ 154,226,006
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		19,663,963	25,689,032	14,299,487
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		7,474,699	12,758,034	139,610,225
Japan and Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		6,556,006	5,298,445	226,869
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		¥ 1,898,387	¥ 2,230,910	¥ 89,425